Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net impairment losses on financial assets recognized in profit or loss

	2018	2019
	RMB’000	RMB’000
Impairment losses
- movement in loss allowance for trade and other receivables	(73)	-
Reversal of previous impairment losses	34	59

Net impairment losses on financial assets	(39)	59

Maturity analysis for financial liabilities

Contractual maturities of financial liabilities	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total
31 December 2018	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Non-derivatives
Borrowings	606,157	-	-	-	606,157
Trade payables	1,908,457	-	-	-	1,908,457
Other payables	789,567	-	-	-	789,567
Amounts due to related parties	3,725,278	-	-	-	3,725,278

	7,029,459	-	-	-	7,029,459

Derivatives		-	-	-
Derivative financial instruments	1,516	-	-	-	1,516

Contractual maturities of financial liabilities	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total
31 December 2019	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Non-derivatives
Borrowings	1,575,176	-	-	-	1,575,176
Lease liabilities	11,700	8,846	2,435	495	23,476
Bills payables	673,900	-	-	-	673,900
Trade payables	2,142,402	-	-	-	2,142,402
Other payables	747,133	-	-	-	747,133
Amounts due to related parties	5,702,728	-	-	-	5,702,728

	10,853,039	8,846	2,435	495	10,864,815

Derivatives
Derivative financial instruments	799	-	-	-	799

Finanical instruments at fair value

Recurring fair value measurements As at 31 December 2018	Level 1 RMB’000	Level 2 RMB’000	Level 3 RMB’000	Total RMB’000
Financial assets
Financial assets at fair value through other comprehensive income	-	1,672,431	-	1,672,431
Structured deposits	-	-	2,719,811	2,719,811
Foreign exchange options	-	7,468	-	7,468

	-	1,679,899	2,719,811	4,399,710

Financial liabilities
Foreign exchange options	-	11,005	-	11,005

Recurring fair value measurements As at 31 December 2019	Level 1 RMB’000	Level 2 RMB’000	Level 3 RMB’000	Total RMB’000
Financial assets
Financial assets at fair value through other comprehensive income
Trade and bill receivables	-	1,540,921	-	1,540,921
Equity investments	-	-	5,000	5,000
Structured deposits	-	-	3,318,407	3,318,407
Foreign exchange options	-	263	-	263

	-	1,541,184	3,323,407	4,864,591

Financial liabilities
Foreign exchange options	-	799	-	799

Changes in level 3 items

	Equity investments RMB’000	Structured deposits RMB’000	Total RMB’000
Closing balance 31 December 2018	-	2,719,811	2,719,811

Acquisitions	5,000	3,800,000	3,805,000
Disposals	-	(3,200,000)	(3,000,000)
Fair value change	-	(1,404)	(1,404)

Closing balance 31 December 2019	5,000	3,318,407	3,323,407

Trade receivables (including receivables from related parties) [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Reconciliation of loss allowance

	Trade receivables (including receivables from related parties)
	2018	2019
	RMB’000	RMB’000
Opening loss allowance as at 1 January	37	54
Provision for loss allowance recognized in profit or loss	17	-
Reversal of previous impairment losses	-	(54)

Closing loss allowance at 31 December	54	-

Other receivables (including receivables from related parties) [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Reconciliation of loss allowance

	Other receivables (including receivables from related parties)
	2018	2019
	RMB’000	RMB’000
Opening loss allowance as at 1 January	1016	144
Provision for loss allowance recognized in profit or loss	56	-
Reversal of previous impairment losses	(34)	(5)
Receivables written off during the year as uncollectible	(894)	-

Closing loss allowance at 31 December	144	139